Artisan Floating Rate Fund Expense Example - Artisan Floating Rate Fund	Sep. 30, 2024 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 109
Expense Example, with Redemption, 3 Years	495
Expense Example, with Redemption, 5 Years	907
Expense Example, with Redemption, 10 Years	2,056
Advisor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	416
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,715
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	672
Expense Example, with Redemption, 10 Years	$ 1,524